Share warrant obligation	6 Months Ended
Jun. 30, 2025
Share warrant obligation.
Share warrant obligation

21.Share warrant obligation

The fair value of Private and Public Warrants as at June 30, 2025 and December 31, 2024 is determined using Level 1 inputs and is measured using the quoted market price.

As at December 31, 2024 and 2023 Public Warrants’ price was taken from the market.

The Bloomberg Trinomial Model was used to value Private warrants as at June 30, 2025 and December 31, 2024. This is an option pricing model that calculates values using three possible price movements (up, middle, down) at each time step. It uses standard market inputs (price, strike, rates, volatility, time) and is integrated into Bloomberg terminals. The input parameters are based on the implied market price of Public warrants, which are then used to assess the price of Private warrants.

	Public Warrants	Private Warrants	Total
Balance at January 1, 2024	852	426	1,278
Fair value adjustment	(177)	(88)	(265)
Balance at June 30, 2024	675	338	1,013

	Public Warrants	Private Warrants	Total
Balance at January 1, 2025	243	122	365
Fair value adjustment	(66)	(34)	(100)
Balance at June 30, 2025	177	88	265

The change in fair value of share warrant obligation is included in the line Change in fair value of share warrant obligation and other financial instruments in the interim condensed consolidated statement of profit or loss and other comprehensive income.